Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 29, 2011
Original | Rainier Intermediate Fixed Income Portfolio | Original Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	867
Annual Return 2001	rr_AnnualReturn2001	7.74%
Annual Return 2002	rr_AnnualReturn2002	9.03%
Annual Return 2003	rr_AnnualReturn2003	4.17%
Annual Return 2004	rr_AnnualReturn2004	2.29%
Annual Return 2005	rr_AnnualReturn2005	0.97%
Annual Return 2006	rr_AnnualReturn2006	4.05%
Annual Return 2007	rr_AnnualReturn2007	6.18%
Annual Return 2008	rr_AnnualReturn2008	2.73%
Annual Return 2009	rr_AnnualReturn2009	8.80%
Annual Return 2010	rr_AnnualReturn2010	5.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.69%)
1 Year	rr_AverageAnnualReturnYear01	5.79%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Original | Rainier Intermediate Fixed Income Portfolio | Original Shares | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Original | Rainier Intermediate Fixed Income Portfolio | Original Shares | Return after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Original | Rainier Intermediate Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Rainier Intermediate Fixed Income Portfolio Original Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Rainier Intermediate Fixed Income Portfolio (the "Portfolio") seeks to provide investors with current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Rainier Intermediate Fixed Income Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Rainier Intermediate Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Rainier Intermediate Fixed Income Portfolio's turnover rate was 40.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Rainier Intermediate Fixed Income Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Rainier Intermediate Fixed Income Portfolio invests at least 80% of its assets in a diversified portfolio of fixed-income securities (including convertible bonds). Most of the Portfolio's investments are fixed-income securities issued or guaranteed by the U.S. government, or its agencies, and corporate issuers. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Portfolio will invest in fixed-income securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by the Investment Adviser) at the time of investment. Although the Portfolio does not expect to maintain significant positions in such securities on a normal basis, the Portfolio may invest up to 25% of its assets in foreign fixed-income securities. These include U.S. dollar denominated securities of foreign issuers.

The Investment Adviser intends, but is not obligated, to construct the Portfolio with a higher proportion of corporate issues than government or government agency securities. Investment-grade fixed-income securities are generally considered to be those rated Baa3 or better by Moody's Investor Services, Inc. ("Moody's") or BBB- or better by Standard & Poor's Ratings Group ("S&P") or Fitch Ratings ("Fitch"). Securities that are rated Baa3 by Moody's or BBB- by S&P, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. The Investment Adviser intends to limit investment in securities rated Baa3 by Moody's or BBB- by S&P to no more than 30% of the Portfolio's total assets.

The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if the Investment Adviser believes a temporary defensive posture is appropriate. The Investment Adviser plans to manage the Portfolio as a moderate duration portfolio. To the Investment Adviser, "moderate duration" denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. If, for example, the duration of the Barclays Capital Index were 4.0 years, the Portfolio's duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a fixed-income portfolio to interest-rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would cause the principal value of the portfolio to lose approximately 5%. The Investment Adviser may sell a fixed-income security if the security has been downgraded or when it is swapped for a more attractive security.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio's shares to decline in value. When interest rates are low, the Portfolio's income distributions may be reduced. Also, the value of any of the Portfolio's investments may decline in response to events affecting the issue, or its credit rating or any underlying assets backing the securities, such as the effect on mortgage-related securities from real estate market weakness or defaults on underlying mortgages. The value of some mortgage-related securities in which the Portfolio invests may also fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. The Portfolio may invest in securities issued by U.S. government-sponsored entities, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). Investors should know that entities such as Freddie Mac and Fannie Mae are not funded by Congressional appropriations and that the fixed-income and mortgage-backed securities issued by them are neither guaranteed nor insured by the U.S. government. Investments in foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. Like all managed funds, there is a risk that the Investment Adviser's strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Rainier Intermediate Fixed Income Portfolio. The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic treasury bill market index. The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future. Updated performance is available on the Investment Adviser's website at www.rainierfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below illustrates how the Portfolio's total returns have varied from year to year. The table below illustrates how the Portfolio's average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and with a secondary index provided to illustrate how the Portfolio's returns compare with a domestic treasury bill market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rainierfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's performance before and after taxes is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO CALENDAR-YEAR TOTAL RETURNS (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 2011 for the Portfolio was 2.30%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Original | Rainier Intermediate Fixed Income Portfolio | Barclays Capital U.S. Intermediate Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Original | Rainier Intermediate Fixed Income Portfolio | Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.26%

[1]	Rainier Investment Management, Inc.® (the "Investment Adviser") has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, sales charges, extraordinary expenses and Rule 12b-1 fees) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Portfolio to 0.45% of the Portfolio's average net assets (the "Expense Cap"). For the past fiscal year, the Portfolio's actual operating expenses, excluding 0.10% of Rule 12b-1 fees, were 0.45% of average daily net assets. The Expense Cap will remain in effect until at least July 31, 2012. This Expense Cap may not be changed or discontinued during the period without prior approval of the Board of Trustees. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Investment Adviser, or the Investment Adviser may decline to renew the contract with notice to the Board of Trustees at least 30 days before its annual expiration date.